Securities (Tables)	12 Months Ended
Dec. 31, 2025
Securities [Abstract]
Amortized Cost and Fair Values of Securities
The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2025 and Dec. 31, 2024.

Securities at Dec. 31, 2025		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale:
Non-U.S. government (a)	$28,593	$122	$147	$28,568
U.S. Treasury	25,621	115	25	25,711
Agency RMBS	21,261	202	243	21,220
Foreign covered bonds	8,088	37	57	8,068
Agency commercial MBS	6,891	12	123	6,780
CLOs	6,117	4	3	6,118
Non-agency commercial MBS	2,280	1	85	2,196
U.S. government agencies	1,542	12	—	1,554
Non-agency RMBS	1,631	2	118	1,515
Other asset-backed securities (“ABS”)	397	1	22	376
Total available-for-sale securities excluding portfolio level basis adjustments	102,421	508	823	102,106
Portfolio level basis adjustments (b)	1	(1)	—	—
Total available-for-sale securities	$102,422	$507	$823	$102,106
Held-to-maturity:
Agency RMBS	$26,432	$48	$2,317	$24,163
U.S. Treasury	7,830	18	173	7,675
Non-U.S. government (a)	5,654	22	20	5,656
Agency commercial MBS	2,937	3	120	2,820
U.S. government agencies	2,653	—	178	2,475
CLOs	1,841	2	3	1,840
Foreign covered bonds	736	2	—	738
Other debt securities	11	—	1	10
Total held-to-maturity securities	$48,094	$95	$2,812	$45,377
Total securities	$150,516	$602	$3,635	$147,483
(a)    Includes supranational securities.
(b)    Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale securities, which are not allocated to individual securities in the portfolio. See Note 22 for additional information on our hedging activities.

Securities at Dec. 31, 2024		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Non-U.S. government (a)	$25,042	$61	$356	$24,747
Agency RMBS	20,459	16	575	19,900
U.S. Treasury	16,575	9	181	16,403
Agency commercial MBS	7,467	5	247	7,225
Foreign covered bonds	7,129	33	94	7,068
CLOs	5,809	10	—	5,819
Non-agency commercial MBS	2,641	2	156	2,487
U.S. government agencies	2,304	4	19	2,289
Non-agency RMBS	1,639	2	163	1,478
Other ABS	654	1	40	615
Total available-for-sale securities excluding portfolio level basis adjustments	89,719	143	1,831	88,031
Portfolio level basis adjustments (b)	(92)	—	(92)	—
Total available-for-sale securities	$89,627	$143	$1,739	$88,031
Held-to-maturity:
Agency RMBS	$25,824	$4	$3,545	$22,283
U.S. Treasury	8,833	—	443	8,390
Non-U.S. government (a)	4,479	8	36	4,451
U.S. government agencies	3,669	—	322	3,347
Agency commercial MBS	3,395	—	243	3,152
CLOs	1,816	2	—	1,818
Foreign covered bonds	555	1	1	555
Non-agency RMBS	14	—	—	14
Other debt securities	11	—	1	10
Total held-to-maturity securities	$48,596	$15	$4,591	$44,020
Total securities	$138,223	$158	$6,330	$132,051
(a)    Includes supranational securities.
(b)    Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale securities, which are not allocated to individual securities in the portfolio. See Note 22 for additional information on our hedging activities.

Schedule of Realized Gains, Losses, and Impairments
The following table presents the realized gains and losses, on a gross basis.

Net securities gains (losses)
(in millions)	2025	2024	2023
Realized gross gains	$19	$44	$20
Realized gross losses	(99)	(129)	(88)
Total net securities (losses)	$(80)	$(85)	$(68)

Pre-Tax Securities Gains (Losses) by Type
The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2025	2024	2023
U.S. Treasury	$—	$(24)	$(76)
Other ABS	—	(13)	—
Non-agency RMBS	(3)	24	2
Non-U.S. government	(54)	(46)	2
Other	(23)	(26)	4
Total net securities (losses)	$(80)	$(85)	$(68)

Debt Securities, Available-for-sale Securities, Unrealized Loss Position, Fair Value
The following tables show the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2025	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Agency RMBS	$3,614	$26	$5,818	$217	$9,432	$243
Non-U.S. government (a)	4,120	17	3,195	130	7,315	147
Agency commercial MBS	420	1	4,303	122	4,723	123
Foreign covered bonds	1,191	5	1,338	52	2,529	57
CLOs	2,280	3	—	—	2,280	3
U.S. Treasury	378	1	1,671	24	2,049	25
Non-agency commercial MBS	78	—	1,881	85	1,959	85
Non-agency RMBS	267	2	807	116	1,074	118
Other ABS	14	—	294	22	308	22
Total securities available-for-sale	$12,362	$55	$19,307	$768	$31,669	$823
(a)    Includes supranational securities.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2024	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Agency RMBS	$10,469	$249	$7,003	$326	$17,472	$575
Non-U.S. government (a)	7,283	59	7,305	297	14,588	356
U.S. Treasury	4,154	15	8,334	166	12,488	181
Agency commercial MBS	554	5	5,841	242	6,395	247
Foreign covered bonds	892	2	2,287	92	3,179	94
Non-agency commercial MBS	58	—	2,127	156	2,185	156
U.S. government agencies	576	9	905	10	1,481	19
Non-agency RMBS	139	2	995	161	1,134	163
Other ABS	3	—	536	40	539	40
Total securities available-for-sale	$24,128	$341	$35,333	$1,490	$59,461	$1,831
(a)    Includes supranational securities.

Debt Securities, Held-to-maturity, Credit Quality Indicator
The following tables show the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by an increase in the allowance for credit losses and/or a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2025			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$26,432	$(2,269)	100%	—%	—%	—%	—%
U.S. Treasury	7,830	(155)	100	—	—	—	—
Non-U.S. government (b)(c)	5,654	2	86	14	—	—	—
Agency commercial MBS	2,937	(117)	100	—	—	—	—
U.S. government agencies	2,653	(178)	100	—	—	—	—
CLOs	1,841	(1)	100	—	—	—	—
Foreign covered bonds	736	2	100	—	—	—	—
Other debt securities	11	(1)	—	—	—	—	100
Total held-to-maturity securities	$48,094	$(2,717)	98%	2%	—%	—%	—%
(a)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to the UK, the Netherlands and France.

Held-to-maturity securities portfolio at Dec. 31, 2024			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$25,824	$(3,541)	100%	—%	—%	—%	—%
U.S. Treasury	8,833	(443)	100	—	—	—	—
Non-U.S. government (b)(c)	4,479	(28)	100	—	—	—	—
U.S. government agencies	3,669	(322)	100	—	—	—	—
Agency commercial MBS	3,395	(243)	100	—	—	—	—
CLOs	1,816	2	100	—	—	—	—
Foreign covered bonds	555	—	100	—	—	—	—
Non-agency RMBS	14	—	23	77	—	—	—
Other debt securities	11	(1)	—	—	—	—	100
Total held-to-maturity securities	$48,596	$(4,576)	100%	—%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to the UK, Germany, the Netherlands, Austria and France.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2025
	Within 1 year		1-5 years		5-10 years		After 10 years		Total
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)
Available-for-sale:
Non-U.S. government (b)	$3,329	3.54%	$21,547	3.29%	$3,600	3.29%	$92	3.17%	$28,568	3.32%
U.S. Treasury	1,244	2.58	22,391	3.19	149	4.54	1,927	2.94	25,711	3.15
Foreign covered bonds	1,631	3.33	5,832	3.01	605	3.05	—	—	8,068	3.08
U.S. government agencies	—	—	987	3.51	567	2.61	—	—	1,554	3.18
Mortgage-backed securities:
Agency RMBS									21,220	4.11
Agency commercial MBS									6,780	3.05
Non-agency commercial MBS									2,196	2.83
Non-agency RMBS									1,515	3.42
CLOs									6,118	5.08
Other ABS									376	2.51
Total securities available-for-sale	$6,204	3.29%	$50,757	3.22%	$4,921	3.22%	$2,019	2.95%	$102,106	3.50%
Held-to-maturity:
U.S. Treasury	$3,508	1.28%	$4,104	1.14%	$218	1.49%	$—	—%	$7,830	1.21%
Non-U.S. government (b)	716	2.04	4,903	2.71	35	2.65	—	—	5,654	2.62
U.S. government agencies	461	1.24	1,858	1.58	308	1.85	26	2.22	2,653	1.56
Foreign covered bonds	191	2.50	545	2.59	—	—	—	—	736	2.57
Other debt securities	—	—	—	—	11	4.75	—	—	11	4.75
Mortgage-backed securities:
Agency RMBS									26,432	2.57
Agency commercial MBS									2,937	2.70
CLOs									1,841	5.29
Total securities held-to-maturity	$4,876	1.44%	$11,410	1.95%	$572	1.82%	$26	2.22%	$48,094	2.41%
Total securities	$11,080	2.48%	$62,167	2.99%	$5,493	3.08%	$2,045	2.94%	$150,200	3.15%
(a)    Yields are based upon the amortized cost of securities and consider the contractual coupon, amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.
(b)    Includes supranational securities.